UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02265

 Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC 220 East 42nd Street New York, NY 10017-5891	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 0 9

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP	The Value Line Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00067209

The Value Line Fund, Inc.

To Our Value Line

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended June 30, 2009. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six months ended June 30, 2009, the Fund had a total return of -4.34%, versus a total return of 3.16% for the Standard & Poor’s 500 Index.(1) As 2009 began, the Rank 1’s of the Value Line Timeliness Ranking System were heavily weighted in defensive holdings, those stocks that are less sensitive to shifts in the economy. The Fund did well in the first ten weeks of the year relative to its benchmark, but when the stock market then rallied sharply, the portfolio’s defensive holdings could not keep pace.

We have taken steps to improve the performance of The Value Line Fund by broadening the Fund’s stock selection universe to encompass the top three Ranks of the Value Line Timeliness Ranking System, rather than only Rank 1’s. This allows greater diversification of the portfolio, reducing volatility and risk. It also results in decreased turnover of portfolio holdings, lowering trading expenses. In addition, we have appointed senior portfolio manager Stephen Grant to actively manage the Fund. Now in his third decade with Value Line, Mr. Grant has compiled a long record of success with other equity funds, most prominently Value Line Premier Growth Fund and Value Line Emerging Opportunities Fund.

The Fund’s newly expanded stock selection criteria allow us to implement our disciplined investment strategy to full advantage. We invest in proven winners—those companies that have established five- to ten-year records of superior relative earnings growth and stock price growth. We also look for companies demonstrating strong short-term, quarter-to-quarter, relative earnings momentum and stock price momentum. If a holding later falters on these measures, we do not hesitate to replace it with a stock showing superior strength.

We are gradually reducing the portfolio weighting in less-cyclical sectors such as healthcare and consumer staples, and increasing positions in stocks of companies that will benefit more when the economy improves. This is not a prediction of a robust economic recovery; indeed, we believe the recovery will be slow. It simply reflects the desirability of greater diversification.

As always, your confidence in the Value Line Funds is appreciated. We continue to welcome the opportunity to serve your long-term investment goals.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

July 29, 2009

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

The Value Line Fund, Inc.

Fund Shareholders

Economic Observations (unaudited)

The deep and prolonged recession, which commenced during the latter part of 2007, had produced declines of 6.3% and 5.5% in the U.S. gross domestic product in the fourth quarter of 2008 and the first quarter of this year, respectively. Our sense is that following a more limited business setback in the second quarter, GDP will edge back into positive territory, with a gain of perhaps 1%, or so, in the July-through-September period. GDP should then move gingerly up the ladder with a possible increase of 1%-2% over the final three months of this year. It is worth noting that prospective rates of GDP growth would be well below the historical norms of 3-4%. There is just too much aggregate weakness in certain core sectors, notably housing and employment, for more significant rates of improvement, in our opinion.

The recession was traceable to several events, beginning with some sharp declines in housing construction, home sales, and real estate prices. We also experienced a large reduction in credit availability, a high level of bank failures, increasing foreclosure rates, surging unemployment, slumping retail activity, and weak manufacturing. Unfortunately, some of these problems are likely to linger through at least the next 12 to 18 months—most notably the decline in home prices and the increase in unemployment. Such ongoing difficulties underscore why we expect below-trend rates of economic growth of 2%, or so, though 2010. Encouragingly, though, the majority of economic indicators are now either stabilizing or improving modestly. It is much the same overseas, where severe business declines have been seen across Europe and Asia. Those setbacks, which generally got under way several months after our own reversal commenced, should run their course by late this year or during the initial months of 2010. Following this initially tepid business recovery we would expect enough brightening in both the housing and the employment pictures to underpin a far more definitive global economic recovery in 2011.

Meantime, inflation, which had moved higher in this country last year, following dramatic increases in oil, food, and commodity prices, has moderated noticeably in more recent months, thanks to selective declines in keypricing categories. However, pricing remains quite volatile, with the sharp up and down swings in oil being illustrative. Overall, we do not think prices will escalate as sharply in the months to come, but we do think that some upward pricing pressure probably will accompany any sustained expansion in economic strength over the next several years. The Federal Reserve, which senses that the recession may well be ending, is unlikely to start raising interest rates for another several quarters. The risks to the sustainability of the nascent economic up cycle would seem too great at this point for the Fed to consider tightening the credit reins.

The Value Line Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/09	Ending account value 6/30/09	Expenses paid during period 1/1/09 thru 6/30/09*

Actual	$1,000.00	$956.60	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

*
Expenses are equal to the Fund’s annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Fund, Inc.

Portfolio Highlights at June 30, 2009 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Green Mountain Coffee Roasters, Inc.	24,500	$1,448,440	1.69%
Edwards Lifesciences Corp.	19,000	$1,292,570	1.51%
Cerner Corp.	20,000	$1,245,800	1.46%
Applied Signal Technology, Inc.	45,000	$1,147,950	1.34%
FMC Corp.	24,000	$1,135,200	1.33%
Teva Pharmaceutical Industries Ltd.	23,000	$1,134,820	1.33%
Priceline.com, Inc.	10,000	$1,115,500	1.30%
IHS, Inc. Class A	22,000	$1,097,140	1.28%
Oracle Corp.	51,000	$1,092,420	1.28%
McDonald’s Corp.	19,000	$1,092,310	1.28%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (94.8%)

	AEROSPACE/DEFENSE (2.9%)
7,000	Alliant Techsystems, Inc. *	$576,520
15,000	Elbit Systems Ltd.	927,750
12,000	L-3 Communications Holdings, Inc.	832,560
2,000	Precision Castparts Corp.	146,060
		2,482,890

	APPAREL (0.9%)
15,000	Guess?, Inc.	386,700
4,000	Jos. A. Bank Clothiers, Inc. *	137,840
8,000	Warnaco Group, Inc. (The) *	259,200
		783,740

	AUTO PARTS (0.2%)
11,000	LKQ Corp. *	180,950

	BEVERAGE - ALCOHOLIC (0.3%)
6,000	Molson Coors Brewing Co. Class B	253,980

	BEVERAGE - SOFT DRINK (0.5%)
200	Coca-Cola Enterprises, Inc.	3,330
33,000	Cott Corp. *	186,120
7,000	Hansen Natural Corp. *	215,740
		405,190

	BIOTECHNOLOGY (1.0%)
25,000	Myriad Genetics, Inc. *	891,250

	BUILDING MATERIALS (0.4%)
9,000	Granite Construction, Inc.	299,520

	CABLE TV (1.2%)
25,000	DIRECTV Group, Inc. (The) *	617,750
23,000	Shaw Communications, Inc. Class B	387,780
		1,005,530

	CHEMICAL - BASIC (1.3%)
24,000	FMC Corp.	1,135,200

	CHEMICAL - SPECIALTY (1.1%)
7,000	NewMarket Corp.	471,310
10,000	Sigma-Aldrich Corp.	495,600
		966,910

Shares		Value

	COMPUTER & PERIPHERALS (1.9%)
37,000	3Com Corp. *	$174,270
200	Apple, Inc. *	28,486
1,200	International Business Machines Corp.	125,304
10,000	MICROS Systems, Inc. *	253,200
26,000	Synaptics, Inc. *	1,004,900
		1,586,160

	COMPUTER SOFTWARE & SERVICES (5.2%)
17,000	Advent Software, Inc. *	557,430
38,000	Cognizant Technology Solutions Corp. Class A *	1,014,600
7,000	Fiserv, Inc. *	319,900
9,000	Intuit, Inc. *	253,440
7,000	McAfee, Inc. *	295,330
51,000	Oracle Corp.	1,092,420
29,000	Sybase, Inc. *	908,860
		4,441,980

	DIVERSIFIED COMPANIES (1.6%)
6,000	Chemed Corp.	236,880
5,800	National Presto Industries, Inc.	441,380
10,000	Valmont Industries, Inc.	720,800
		1,399,060

	DRUG (4.9%)
15,000	Allergan, Inc.	713,700
23,000	Gilead Sciences, Inc. *	1,077,320
6,000	Hospira, Inc. *	231,120
16,000	Novo Nordisk A/S ADR	871,360
4,000	Sanofi-Aventis ADR	117,960
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,134,820
200	Valeant Pharmaceuticals International *	5,144
		4,151,424

	E-COMMERCE (2.3%)
7,000	Equinix, Inc. *	509,180
33,000	Informatica Corp. *	567,270
25,000	Open Text Corp. *	910,500
		1,986,950

See Notes to Financial Statements.

The Value Line Fund, Inc.

June 30, 2009

Shares		Value

	EDUCATIONAL SERVICES (1.8%)
6,000	Apollo Group, Inc. Class A *	$426,720
16,000	Corinthian Colleges, Inc. *	270,880
4,000	Strayer Education, Inc.	872,440
		1,570,040

	ELECTRICAL EQUIPMENT (0.2%)
2,000	W.W. Grainger, Inc.	163,760

	ELECTRICAL UTILITY - CENTRAL (1.5%)
16,000	ITC Holdings Corp.	725,760
14,000	Wisconsin Energy Corp.	569,940
		1,295,700

	ELECTRICAL UTILITY - EAST (1.1%)
16,000	FPL Group, Inc.	909,760

	ELECTRONICS (0.6%)
15,100	Cubic Corp.	540,429

	ENTERTAINMENT TECHNOLOGY (0.9%)
18,000	Dolby Laboratories, Inc. Class A *	671,040
2,000	Netflix, Inc. *	82,680
		753,720

	ENVIRONMENTAL (1.5%)
31,000	Calgon Carbon Corp. *	430,590
10,000	Stericycle, Inc. *	515,300
12,000	Tetra Tech, Inc. *	343,800
		1,289,690

	FINANCIAL SERVICES - DIVERSIFIED (0.4%)
2,200	MasterCard, Inc. Class A	368,082

	FOOD PROCESSING (4.5%)
29,000	Diamond Foods, Inc.	809,100
36,000	Flowers Foods, Inc.	786,240
23,000	J&J Snack Foods Corp.	825,700
8,300	Lance, Inc.	191,979
8,000	McCormick & Company, Inc.	260,240
5,000	Peet’s Coffee & Tea, Inc. *	126,000
28,000	TreeHouse Foods, Inc. *	805,560
		3,804,819

Shares		Value

	FOOD WHOLESALERS (1.9%)
24,500	Green Mountain Coffee Roasters, Inc. *	$1,448,440
6,000	United Natural Foods, Inc. *	157,500
		1,605,940

	GROCERY (0.4%)
13,200	Casey’s General Stores, Inc.	339,108

	HEALTH CARE INFORMATION SYSTEMS (2.7%)
20,000	Cerner Corp. *	1,245,800
28,000	Computer Programs & Systems, Inc.	1,072,680
		2,318,480

	HOTEL/GAMING (0.4%)
10,000	WMS Industries, Inc. *	315,100

	HOUSEHOLD PRODUCTS (1.7%)
11,000	Church & Dwight Co., Inc.	597,410
4,000	Colgate-Palmolive Co.	282,960
12,900	Lancaster Colony Corp.	568,503
		1,448,873

	INDUSTRIAL SERVICES (5.6%)
27,000	Aaron Rents, Inc.	805,140
14,000	C.H. Robinson Worldwide, Inc.	730,100
4,000	FTI Consulting, Inc. *	202,880
13,000	Iron Mountain, Inc. *	373,750
9,000	MAXIMUS, Inc.	371,250
50,000	Rollins, Inc.	865,500
10,000	SAIC, Inc. *	185,500
2,000	Stantec, Inc. *	48,060
9,100	Unifirst Corp.	338,247
19,000	URS Corp. *	940,880
		4,861,307

	INFORMATION SERVICES (3.7%)
10,000	Dun & Bradstreet Corp. (The)	812,100
18,000	FactSet Research Systems, Inc.	897,660
22,000	IHS, Inc. Class A *	1,097,140
14,000	Interactive Data Corp.	323,960
		3,130,860

	INTERNET (3.5%)
12,000	Amazon.com, Inc. *	1,003,920
26,700	Expedia, Inc. *	403,437

See Notes to Financial Statements.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

5,000	F5 Networks, Inc. *	$172,950
700	Google, Inc. Class A *	295,113
10,000	Priceline.com, Inc. *	1,115,500
		2,990,920

	MACHINERY (0.6%)
14,200	Dresser-Rand Group, Inc. *	370,620
3,000	Middleby Corp. (The) *	131,760
		502,380

	MEDICAL SERVICES (2.3%)
200	American Medical Systems Holdings, Inc. *	3,160
3,000	DaVita, Inc. *	148,380
12,000	Laboratory Corporation of America Holdings *	813,480
8,000	Mednax, Inc. *	337,040
5,000	Quest Diagnostics, Inc.	282,150
200	Universal Health Services, Inc. Class B	9,770
15,000	VCA Antech, Inc. *	400,500
		1,994,480

	MEDICAL SUPPLIES (9.0%)
14,000	AmerisourceBergen Corp.	248,360
7,000	Bard (C.R.), Inc.	521,150
6,000	Becton, Dickinson & Co.	427,860
6,000	DENTSPLY International, Inc.	183,120
19,000	Edwards Lifesciences Corp. *	1,292,570
9,000	Haemonetics Corp. *	513,000
27,000	Illumina, Inc. *	1,051,380
7,000	Johnson & Johnson	397,600
4,000	Life Technologies Corp. *	166,880
13,000	Owens & Minor, Inc.	569,660
22,000	ResMed, Inc. *	896,060
15,000	St. Jude Medical, Inc. *	616,500
30,000	Thoratec Corp. *	803,400
		7,687,540

	NATURAL GAS - DISTRIBUTION (0.6%)
200	South Jersey Industries, Inc.	6,978
20,000	UGI Corp.	509,800
		516,778

	NATURAL GAS - DIVERSIFIED (0.5%)
11,000	Southwestern Energy Co. *	427,350

Shares		Value

	OIL/GAS DISTRIBUTION (0.1%)
3,000	Enbridge, Inc.	$104,190

	OILFIELD SERVICES/EQUIPMENT (0.1%)
1,000	Core Laboratories N.V.	87,150

	PACKAGING & CONTAINER (2.3%)
37,000	Crown Holdings, Inc. *	893,180
8,000	Rock-Tenn Co. Class A	305,280
16,000	Silgan Holdings, Inc.	784,480
		1,982,940

	PHARMACY SERVICES (3.0%)
19,400	Catalyst Health Solutions, Inc. *	483,836
17,000	CVS Caremark Corp.	541,790
13,000	Express Scripts, Inc. *	893,750
14,000	Medco Health Solutions, Inc. *	638,540
		2,557,916

	POWER (0.2%)
500	First Solar, Inc. *	81,060
3,000	Ormat Technologies, Inc.	120,930
		201,990

	PRECISION INSTRUMENT (0.3%)
2,000	Dionex Corp. *	122,060
7,000	OSI Systems, Inc. *	145,950
		268,010

	RESTAURANT (6.0%)
2,000	Bob Evans Farms, Inc.	57,480
13,000	Buffalo Wild Wings, Inc. *	422,760
30,000	Darden Restaurants, Inc.	989,400
5,000	DineEquity, Inc.	155,950
13,000	Jack in the Box, Inc. *	291,850
19,000	McDonald’s Corp.	1,092,310
16,000	Panera Bread Co. Class A *	797,760
12,000	PF Chang’s China Bistro, Inc. *	384,720
28,000	Yum! Brands, Inc.	933,520
		5,125,750

	RETAIL - AUTOMOTIVE (2.4%)
21,000	Advance Auto Parts, Inc.	871,290
7,000	AutoZone, Inc. *	1,057,770

See Notes to Financial Statements.

The Value Line Fund, Inc.

June 30, 2009

Shares		Value

2,000	O’Reilly Automotive, Inc. *	$76,160
2,000	PEP Boys-Manny Moe & Jack	20,280
		2,025,500

	RETAIL - SPECIAL LINES (3.9%)
11,200	Aeropostale, Inc. *	383,824
6,000	Best Buy Co., Inc.	200,940
28,000	Buckle, Inc. (The)	889,560
3,000	Cato Corp. (The) Class A	52,320
22,000	Ross Stores, Inc.	849,200
30,000	TJX Companies, Inc. (The)	943,800
		3,319,644

	RETAIL STORE (1.2%)
12,000	99 Cents Only Stores *	162,960
10,000	Dollar Tree, Inc. *	421,000
17,000	Family Dollar Stores, Inc.	481,100
		1,065,060

	SECURITIES BROKERAGE (0.5%)
23,000	Knight Capital Group, Inc. Class A *	392,150

	SEMICONDUCTOR (0.0%)
200	Tessera Technologies, Inc. *	5,058

	TELECOMMUNICATION SERVICES (1.6%)
34,000	American Tower Corp. Class A *	1,072,020
5,000	j2 Global Communications, Inc. *	112,800
2,500	Shenandoah Telecommunications Co.	50,725
2,000	Telefonica S.A. ADR	135,780
200	TW Telecom, Inc. *	2,054
		1,373,379

	TELECOMMUNICATIONS EQUIPMENT (1.5%)
45,000	Applied Signal Technology, Inc.	1,147,950
3,000	QUALCOMM, Inc.	135,600
		1,283,550

Shares		Value

	THRIFT (0.3%)
6,000	Capitol Federal Financial	$229,980

	TOBACCO (0.1%)
2,000	British American Tobacco PLC ADR	111,600

	TOILETRIES & COSMETICS (0.2%)
2,000	Chattem, Inc. *	136,200

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (94.8%) (Cost $73,202,279)	$81,075,917

Principal Amount		Value

SHORT-TERM INVESTMENTS (3.8%)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (3.8%)
$3,200,000	Tennessee Valley Authority Discount Note, 0.22%, 9/17/09 (1)	3,199,168

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,199,168)	$3,199,168

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		1,237,952

NET ASSETS (100%)		$85,513,037

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($85,513,037 ÷ 14,371,352 shares outstanding)		$5.95

*	Non-income producing.
(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
ADR	American Depositary Receipt.

See Notes to Financial Statements.

The Value Line Fund, Inc.

Statement of Assets and Liabilities at June 30, 2009 (unaudited)

Assets:
Investment securities, at value (Cost - $73,202,279)	$81,075,917
Short-term investments (Cost - $3,199,168)	3,199,168
Cash	91,295
Receivable for securities sold	1,134,318
Dividends receivable	44,901
Prepaid expenses	15,740
Total Assets	85,561,339

Liabilities:
Accrued expenses:
Advisory fee	42,052
Directors’ fees and expenses	5,145
Other	1,105
Total Liabilities	48,302
Net Assets	$85,513,037

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 14,371,352 shares)	$14,371,352
Additional paid-in capital	144,181,589
Accumulated net investment loss	(89,318)
Accumulated net realized loss on investments and foreign currency	(80,824,224)
Net unrealized appreciation of investments	7,873,638
Net Assets	$85,513,037

Net Asset Value, Offering and Redemption Price per Outstanding Share ($85,513,037 ÷ 14,371,352 shares outstanding)	$5.95

Statement of Operations for the Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $11,010)	$361,452
Interest	1,678
Total Income	363,130

Expenses:
Advisory fee	294,984
Service and distribution plan fees	105,352
Transfer agent fees	50,181
Printing and postage	39,609
Auditing and legal fees	36,832
Registration and filing fees	13,847
Custodian fees	12,807
Directors’ fees and expenses	6,244
Insurance	5,997
Other	5,948

Total Expenses Before Custody Credits and Fees Waived	571,801
Less: Service and Distribution Plan Fees Waived	(105,352)
Less: Advisory Fee Waived	(14,101)
Less: Custody Credits	(18)
Net Expenses	452,330
Net Investment Loss	(89,200)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(14,992,695)
Change in Net Unrealized Appreciation/(Depreciation)	10,987,459
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(4,005,236)
Net Decrease in Net Assets from Operations	$(4,094,436)

See Notes to Financial Statements.

The Value Line Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2009 (unaudited) and for the Year Ended December 31, 2008

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Operations:
Net investment loss	$(89,200)	$(391,455)
Net realized loss on investments and foreign currency	(14,992,695)	(65,713,102)
Change in net unrealized appreciation/(depreciation)	10,987,459	(29,419,261)
Net decrease in net assets from operations	(4,094,436)	(95,523,818)

Distributions to Shareholders:
Net realized gain from investment transactions	—	(3,966,886)

Capital Share Transactions:
Proceeds from sale of shares	711,904	2,949,282
Proceeds from reinvestment of distributions to shareholders	—	3,752,515
Cost of shares repurchased	(4,203,252)	(17,385,892)
Net decrease in net assets from capital share transactions	(3,491,348)	(10,684,095)
Total Decrease in Net Assets	(7,585,784)	(110,174,799)

Net Assets:
Beginning of period	93,098,821	203,273,620
End of period	$85,513,037	$93,098,821
Accumulated net investment loss, at end of period	$(89,318)	$(118)

See Notes to Financial Statements.

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)

1.       Significant Accounting Policies

The Value Line Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long term-growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short- term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 — quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The Value Line Fund, Inc.

June 30, 2009

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2
Common Stocks
Aerospace/Defense	$2,482,890	$—
Apparel	783,740	—
Auto Parts	180,950	—
Beverage - Alcoholic	253,980	—
Beverage - Soft Drink	405,190	—
Biotechnology	891,250	—
Building Materials	299,520	—
Cable TV	1,005,530	—
Chemical - Basic	1,135,200	—
Chemical - Specialty	966,910	—
Computer & Peripherals	1,586,160	—
Computer Software & Services	4,441,980	—
Diversified Companies	1,399,060	—
Drug	4,151,424	—
E-Commerce	1,986,950	—
Educational Services	1,570,040	—
Electrical Equipment	163,760	—
Electrical Utility - Central	1,295,700	—
Electrical Utility - East	909,760	—
Electronics	540,429	—
Entertainment Technology	753,720	—
Environmental	1,289,690	—
Financial Services - Diversified	368,082	—
Food Processing	3,804,819	—
Food Wholesalers	1,605,940	—
Grocery	339,108	—
Health Care Information Systems	2,318,480	—
Hotel/Gaming	315,100	—
Household Products	1,448,873	—
Industrial Services	4,861,307	—
Information Services	3,130,860	—
Internet	2,990,920	—
Machinery	502,380	—

Description	Level 1	Level 2
Medical Services	$1,994,480	$—
Medical Supplies	7,687,540	—
Natural Gas - Distribution	516,778	—
Natural Gas - Diversified	427,350	—
Oil/Gas Distribution	104,190	—
Oilfield Services/ Equipment	87,150	—
Packaging & Container	1,982,940	—
Pharmacy Services	2,557,916	—
Power	201,990	—
Precision Instrument	268,010	—
Restaurant	5,125,750	—
Retail - Automotive	2,025,500	—
Retail - Special Lines	3,319,644	—
Retail Store	1,065,060	—
Securities Brokerage	392,150	—
Semiconductor	5,058	—
Telecommunication Services	1,373,379	—
Telecommunications Equipment	1,283,550	—
Thrift	229,980	—
Tobacco	111,600	—
Toiletries & Cosmetics	136,200	—
Total Common Stocks	81,075,917	—
U.S. Government Agency Obligations	—	3,199,168
Total Short-Term Investments	—	3,199,168
Total	$81,075,917	$3,199,168

For the six months ended June 30, 2009, there were no Level 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 30, 2009.

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(I) Subsequent Events: In accordance with the provision set forth in the FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

The Value Line Fund, Inc.

June 30, 2009

2.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	123,302	327,686
Shares issued to shareholders in reinvestment of dividends and distributions	—	628,471
Shares repurchased	(730,951)	(1,823,282)
Net increase/ (decrease)	(607,649)	(867,125)
Distributions per share from net realized gains	$—	$0.2759

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2009 (unaudited)
Purchases:
Investment Securities	$85,048,142
Sales:
Investment Securities	$90,406,010

4.	Income Taxes

At June 30, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$76,401,447
Gross tax unrealized appreciation	$9,090,728
Gross tax unrealized depreciation	($1,217,090)
Net tax unrealized appreciation on investments	$7,873,638

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $294,984 was paid or payable to EULAV Asset Management LLC (the “Adviser”), for the six months ended June 30, 2009. This was computed at the rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% of the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund.

The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses. Effective May 1, 2009, the Adviser contractually agreed to waive the portion of the advisory fee equal to 0.10% on the first $100 Million of the Fund’s average daily net assets and 0.15% on any additional assets for a one year period. The fees waived amounted to $14,101 for the six months ended June 30, 2009. The Adviser has no right to recoup previously waived amounts.

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc. prior to May 5, 2009, a wholly-owned subsidiary of Value Line, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2009, fees amounting to $105,352 before fee waivers were accrued under the Plan. Effective May 1, 2007, 2008 and 2009, the Distributor contractually agreed to waive the Fund’s 12b-1 fee for one year periods. For the six months ended June 30, 2009 the fees waived amounted to $105,352. The Distributor has no right to recoup prior waivers.

For the six months ended June 30, 2009, the Fund’s expenses were reduced by $18 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the Value Line Profit Sharing and Savings Plan owned 305,898 shares of the Fund’s capital stock, representing 2% of the outstanding shares at June 30, 2009. In addition, officers and directors of the Fund as a group owned 729 shares of the Fund, representing less than 1% of the outstanding shares.

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of the Distributor. Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether the Distributor’s brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes that the SEC has completed the fact finding phase of its investigation and Value Line has held discussions with the staff of the SEC in an effort to settle the foregoing investigation. There can be no assurance that Value Line and the SEC will be able to reach a mutually agreeable settlement. Although management of Value Line cannot estimate an amount or range of reasonably possible loss that the investigation may have on Value Line’s financial statements, in light of settlement discussions to date, Value Line has concluded it is reasonably possible that any settlement may have a material negative effect on its financial statements. Value Line has indicated that it has substantial liquid assets from which it could pay a settlement of the SEC investigation if a mutually satisfactory settlement can be reached. Value Line has informed the Funds of its belief that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a material adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

The Value Line Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2009 (Unaudited)
			Years Ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$6.22		$12.83	$12.48	$13.14	$13.90	$14.25

Income from investment operations:
Net investment loss	(0.01)		(0.03)	(0.01)	(0.05)	(0.07)	(0.08)
Net gains or (losses) on securities (both realized and unrealized)	(0.26)		(6.30)	2.37	0.58	1.53	1.80
Total from investment operations	(0.27)		(6.33)	2.36	0.53	1.46	1.72

Less distributions:
Distributions from net realized gains	—		(0.28)	(2.01)	(1.19)	(2.22)	(2.07)
Net asset value, end of period	$5.95		$6.22	$12.83	$12.48	$13.14	$13.90

Total return	(4.34	)%(3)	(49.28)%	19.50%	4.00%	10.40%	12.09%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$85,513		$93,099	$203,274	$197,349	$213,715	$215,025
Ratio of expenses to average net assets(1)	1.36	%(4)	1.17%	1.08%	1.12%	1.13%	1.13%
Ratio of expenses to average net assets(2)	1.07	%(4)	0.92%	0.82%	1.04%	1.13%	1.13%
Ratio of net investment loss to average net assets	(0.21	)%(4)	(0.26)%	(0.11)%	(0.37)%	(0.52)%	(0.58)%
Portfolio turnover rate	103	%(3)	273%	216%	224%	224%	297%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of a portion of the advisory fee by the Adviser and the waiver of the service and distribution plan fees by the Distributor, would have been 1.07% for the year ended December 31, 2007 and would not have changed for the other periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

The Value Line Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for the Value Line Fund, Inc.

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of The Value Line Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC1 (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional multi-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 16 other retail no-load multi-cap growth funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load multi-cap growth funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the Adviser’s financial results and condition, including the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to an investigation by the Securities and Exchange Commission in the matter of Value Line Securities, Inc.2, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), and a representation by Value Line, Inc. that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line, Inc. to EULAV Asset Management, LLC, and EULAV Asset Management, LLC replaced Value Line, Inc. as the Fund’s investment adviser. For periods prior to June 30, 2008, the term “Adviser” refers to Value Line, Inc.

2 On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

The Value Line Fund, Inc.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2008 was below the performance of both the Performance Universe average and the Lipper Index. As a result, at the March 11, 2009 meeting of the Board, the Board and the Adviser discussed the performance of the Fund and revised the investment strategy that the Adviser uses to manage the Fund’s portfolio to allow for greater flexibility in managing the Fund’s portfolio in an effort to seek better performance.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, effective from May 1, 2009 through April 30, 2010, the Adviser agreed with the Board to waive a portion of the Fund’s management fee equal to 0.10% on the first $100 million of the Fund’s average daily net assets and 0.15% on any additional assets, thereby reducing the management fee rate from 0.70% to 0.60% on the first $100 million of the Fund’s average daily net assets and from 0.65% to 0.50% on any additional assets. This is a contractual waiver, so that such waiver can not be changed without the Board’s approval during such period. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate without giving effect to the contractual management fee waiver was less than that of both the Expense Group average and the Expense Universe average.

The Value Line Fund, Inc.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective August 31, 2006, the Distributor voluntarily agreed to waive a portion of the Fund’s Rule 12b-1 fee, thereby reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. In addition, the Board noted that the Distributor and the Board previously agreed that the Fund’s Rule 12b-1 fee waiver, as described above, would be contractually imposed for each of the one-year periods ended April 30, 2008 and April 30, 2009, so that such waiver could not be changed without the Board’s approval during such periods, and that the Distributor and the Board have currently agreed to extend this contractual 12b-1 fee waiver through April 30, 2010. As a result of this Rule 12b-1 fee waiver and the management fee waiver, the Board noted that the Fund’s total expense ratio after giving effect to these waivers was less than that of the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the Adviser’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Agreement includes a breakpoint applicable to the Adviser’s fee under which the first $100 million of the Fund’s average daily net assets are subject to a fee of 0.70% (0.60% after giving effect to the waiver) and any additional assets are subject to a fee of 0.65% (0.50% after giving effect to the waiver). The Board noted that, given the current and anticipated size of the Fund, any additional perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of additional break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies comparable to the Fund. The Adviser informed the Board that it manages three general equity non-mutual fund asset management accounts. The Board noted that the Fund’s management fee rate was below that charged to the non-mutual fund asset management accounts.

The Value Line Fund, Inc.

Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

The Value Line Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 63	Director	Since 2008	Mutual Fund Marketing Director of EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc.	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 70	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 60	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

The Value Line Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 55	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel Age 39	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Secretary of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Fund, Inc.

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The Value Line Fund, Inc.

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The Value Line Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2009